Borrowings - ABS IV Notes (Details) - ABS IV Notes - USD ($) $ in Thousands	Jun. 30, 2025	Feb. 28, 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 160,000
Interest rate	4.95%	4.95%
Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		0.00%
Debt service coverage ratio		1.25
Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Debt service coverage ratio		1.15
Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Production tracking rate		80.00%
Percentage of excess payments to be made if performance metrics are not met		0.00%
Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Percentage of excess payments to be made if performance metrics are not met		0.00%
Loan to value ratio		65.00%
Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.15
Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.25